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                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                       MFS(R) Convertible Securities Fund
                              MFS(R) Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R) Emerging Markets Debt Fund
                        MFS(R) Union Standard Equity Fund
                               Vertex All Cap Fund
                             Vertex Contrarian Fund
                            Vertex U.S. All Cap Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is August 1, 1999.